Financial assets at fair value through profit or loss - Disclosure At Prepaid Share Repurchase Instrument During the Years (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in fair value measurement assets
At the beginning of the year	¥ 11,753
At the end of the year	104,952	¥ 11,753
Equity investments [member]
Disclosure of reconciliation of changes in fair value measurement assets
At the beginning of the year	11,753
At the end of the year	31,926	11,753
Equity investments [member] | Financial assets at fair value through profit or loss, category
Disclosure of reconciliation of changes in fair value measurement assets
At the beginning of the year	11,753	5,000
Additions	207,941	5,000
Fair value change	(87,519)	1,753
Arising from business combination	3,238	0
Disposal	(30,461)	0
At the end of the year	¥ 104,952	¥ 11,753